Document and Entity Information	Jun. 28, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 28, 2024
Entity Registrant Name	Invitae Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-36847
Entity Tax Identification Number	27-1701898
Entity Address Address Line 1	1400 16th Street
Entity Address City Or Town	San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94103
City Area Code	415
Local Phone Number	374-7782
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12g Title	Common Stock, $0.0001 par value per share
Trading Symbol	NVTA
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001501134
Amendment Flag	false